Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at January 1		$ 5,428
Recovery of expected credit losses		(5,433)
Exchange rate differences		5
Balance at December 31